Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010
Current tax expense	$2,968	$1,723	$1,973
Deferred tax (benefit) expense	(206)	340	(462)
Total income taxes	$2,762	$2,063	$1,511

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Items giving rise to deferred tax assets:
Allowance for loan losses	$2,394	$2,551
Deferred compensation	1,709	1,558
Deferred loan fees/costs	322	376
Other real estate owned	554	440
Other	199	179
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(156)	(149)
FHLB stock dividends	(1,081)	(1,081)
Unrealized gain on securities available for sale	(828)	(495)
Depreciation	(146)	(250)
Prepaid expenses	(73)	(140)
Intangibles	(363)	(330)
Other	-	(1)
Net deferred tax asset	$2,531	$2,658

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010
Statutory tax	$3,337	$2,685	$2,246
Effect of nontaxable interest	(314)	(299)	(279)
Nondeductible interest expense	12	16	20
Income from bank owned insurance, net	(100)	(169)	(236)
Effect of state income tax	53	56	46
Tax credits	(250)	(245)	(224)
Other items	24	19	(62)
Total income taxes	$2,762	$2,063	$1,511